Basis of Presentation - Service Center Vessels (Table) (Details)		3 Months Ended	12 Months Ended
		Mar. 25, 2014	Dec. 31, 2015
Sara
Vessel details
Year Built			1990
Date Acquired			Oct. 09, 2007
Colorado
Vessel details
Year Built			2004
Date Acquired			Apr. 01, 2010
Willem SR
Vessel details
Year Built	[1]		2006
Date Acquired			Apr. 01, 2010
Texas
Vessel details
Year Built			2003
Date Acquired			Apr. 01, 2010
Montana
Vessel details
Year Built			2011
Date Acquired			May 26, 2011
Florida
Vessel details
Year Built	[1]		2011
Date Acquired			Nov. 15, 2011
New Jersey
Vessel details
Year Built			2006
Size (dwt)		4,100
Date Acquired			Mar. 25, 2014

[1]	10% of ownership